Short-term debt and short-term debt from related parties	12 Months Ended
Dec. 31, 2018
Short-term debt and short-term debt from related parties
Short-term debt and short-term debt from related parties

13. Short-term debt and short-term debt from related parties

At December 31, 2018 and December 31, 2017, short-term debt and short-term debt from related parties consisted of the following:

Short-term debt and short-term debt from related parties
in € THOUS
	2018	2017

Commercial paper program	999.873	679.886
Borrowings under lines of credit	204.491	79.313
Other	930	1.080
Short-term debt	1.205.294	760.279
Short-term debt from related parties (see note 5 b)	188.900	9.000
Short-term debt and short-term debt from related parties	1.394.194	769.279

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,000,000 can be issued. At December 31, 2018 and 2017, the outstanding commercial paper amounted to €1.000.000 and €680.000, respectively.

Borrowings under lines of credit and further availabilities

Borrowings under lines of credit in the amount of €204.491 and €79.313 at December 31, 2018 and 2017, respectively, represented amounts borrowed by the Company and its subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2018 and 2017 were 1,21% and 6,72%, respectively.

Excluding amounts available under the Amended 2012 Credit Agreement (see note 14 below), at December 31, 2018 and 2017, the Company had €386.619 and €258.066 available under other commercial bank agreements. In some instances, lines of credit are secured by assets of the Company’s subsidiary that is party to the agreement or may require the Company’s guarantee. In certain circumstances, the subsidiary may be required to meet certain covenants.

The Company and certain consolidated entities operate a multi-currency notional pooling cash management system. The Company met the conditions to offset balances within this cash pool for reporting purposes. At December 31, 2018 and 2017, cash and borrowings under lines of credit in the amount of €122.256 and €318.654 were offset under this cash management system.

Other

At December 31, 2018 and 2017, the Company had €930 and €1.080 of other debt outstanding related to fixed payments outstanding for acquisitions.

Short-term debt from related parties

The Company is party to an unsecured loan agreement with Fresenius SE under which the Company or FMCH may request and receive one or more short-term advances up to an aggregate amount of $400,000 until maturity on July 31, 2022. For further information on short-term debt from related parties, see note 5 b).